CONSOLIDATED STATEMENTS OF INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues:
Products	$ 317,900	$ 289,560	$ 280,140
Services	608,967	582,435	541,375
Total revenues	926,867	871,995	821,515
Cost of revenues:
Products	66,363	63,919	69,335
Services	237,219	239,592	230,279
Total cost of revenues	303,582	303,511	299,614
Gross profit	623,285	568,484	521,901
Operating expenses:
Research and development, net	128,485	123,141	115,431
Selling and marketing	225,817	231,097	214,579
General and administrative	90,349	83,360	86,467
Amortization of acquired intangibles	$ 12,528	19,157	29,438
Restructuring expenses		5,435	527
Total operating expenses	$ 457,179	462,190	446,442
Operating income	166,106	106,294	75,459
Financial income and other, net	5,304	3,765	3,927
Income before taxes on income	171,410	110,059	79,386
Taxes on income	(30,832)	(9,909)	(26,915)
Net income from continuing operations	140,578	100,150	52,471
Discontinued operations:
Gain on disposal and income (loss) from operations	152,459	4,965	4,294
Taxes on income	(34,206)	(2,040)	(1,490)
Net income on discontinued operations	118,253	2,925	2,804
Net income	$ 258,831	$ 103,075	$ 55,275
Basic earnings per share from continuing operations	$ 2.36	$ 1.69	$ 0.87
Basic earnings per share from discontinued operations	1.99	0.05	0.05
Basic earnings per share	4.35	1.74	0.92
Diluted earnings per share from continuing operations	2.29	1.64	0.85
Diluted earnings per share from discontinued operations	1.93	0.05	0.04
Diluted earnings per share	$ 4.22	$ 1.69	$ 0.89
Weighted average number of shares used in computing:
Basic earnings per share	59,552	59,362	60,388
Diluted earnings per share	61,281	60,895	61,830